Long-term debt (Tables)	12 Months Ended
Dec. 31, 2024
Disclosure of detailed information about borrowings [abstract]
Schedule of Long-term Debt

		As at December 31
	2024	2023
Syndicated credit facility	$225.0	$107.5
Senior unsecured notes
11.95% $114.2 million, maturing July 27, 2027	114.2	117.4
Total	339.2	224.9
Unamortized discount of senior unsecured notes	(1.1)	(1.6)
Deferred financing costs	(2.7)	(3.3)
Total long-term debt	$335.4	$220.0

Current portion	$3.0	$2.0
Non-current portion	$332.4	$218.0

Detailed Information About In Financing Expense

Financing expense consists of the following:

	Year ended December 31
	2024	2023
Interest	$31.9	$27.2
Accretion on decommissioning liability	16.5	17.5
Accretion on office lease provision	0.3	0.9
Accretion on discount of senior unsecured notes	0.5	0.5
Accretion on lease liabilities	0.6	0.4
Loss on repurchased senior unsecured notes	0.1	0.5
Deferred financing costs	2.3	2.3
Financing	$52.2	$49.3